QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Jun. 26, 2019
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The following tables summarize the unaudited consolidated quarterly results of operations for fiscal 2019 and fiscal 2018 (in millions, except per share amounts):

	Fiscal Year Ended June 26, 2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$753.8	$790.7	$839.3	$834.1
Income before provision for income taxes	$32.1	$35.0	$55.5	$49.2
Net income	$26.4	$32.0	$49.8	$46.7
Basic net income per share	$0.65	$0.84	$1.33	$1.25
Diluted net income per share	$0.64	$0.83	$1.31	$1.22
Basic weighted average shares outstanding	40.4	38.1	37.5	37.5
Diluted weighted average shares outstanding	41.1	38.8	38.1	38.3

	Fiscal Year Ended June 27, 2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$739.4	$766.4	$812.5	$817.1
Income before provision for income taxes	$15.2	$41.1	$58.9	$55.0
Net income	$9.9	$25.3	$46.9	$43.8
Basic net income per share	$0.20	$0.55	$1.03	$1.03
Diluted net income per share	$0.20	$0.54	$1.02	$1.01
Basic weighted average shares outstanding	48.3	46.4	45.4	42.6
Diluted weighted average shares outstanding	48.7	46.9	46.0	43.5

Fiscal 2019
Net income for fiscal 2019 included:

•
Sale leaseback transactions gains of $20.1 million, $4.6 million, $4.7 million, and $5.8 million were recognized in the first, second, third, and fourth quarters of fiscal 2019, respectively. The related sale leaseback transaction charges of $6.8 million, $0.2 million, $0.4 million, and $0.5 million were recorded in the first, second, third, and fourth quarters of fiscal 2019, respectively, related to legal, accounting, and other consulting fees.

•	Gains on the sale of property of $0.8 million, $6.0 million, and $0.1 million were recorded in the second, third, and fourth quarters of fiscal 2019, respectively.

•
Foreign currency transaction gains of $0.8 million, $0.5 million, and $0.2 million were recorded in the first, third, and fourth quarters of fiscal 2019, respectively, and foreign currency transaction losses of $0.7 million were recorded in the second quarter of fiscal 2019.

•
Insurance recoveries, net of property damages of $0.8 million and $0.2 million were recorded in the first and fourth quarters of fiscal 2019, respectively, and net property damages of $0.2 million and $0.1 million were recorded in the second and third quarters of fiscal 2019, respectively.

•	Lease guarantee credits of $0.4 million were recorded in the fourth quarter of fiscal 2019.

•	Restaurant impairment charges of $1.0 million, and $9.8 million were recorded in the second, and fourth quarters of fiscal 2019, respectively.

•	Remodel-related costs of $0.5 million, $2.6 million, $1.7 million, and $2.9 million were recorded in the first, second, third, and fourth quarters of fiscal 2019, respectively.

•	Corporate headquarter relocation charges of $5.2 million and $0.1 million were recorded in the third and fourth quarters of fiscal 2019.

•
Restaurant closure charges related to additional lease and other costs were recorded of $1.7 million, $2.1 million, $0.2 million, and $0.3 million in the first, second, third, and fourth quarters of fiscal 2019, respectively.

•	Accelerated depreciation related to long-lived assets to be disposed of $0.5 million was recorded in both the first and second quarters of fiscal 2019, respectively.

•	Severance charges of $0.1 million, $0.1 million and $0.7 million were recorded in the first, second and fourth quarter of fiscal 2019, respectively.

•	Cyber security incident charges of $0.4 million were recorded in the first quarter of fiscal 2019.
Fiscal 2018
Net income for fiscal 2018 included:

•	Restaurant impairment charges of $7.2 million, $2.0 million, and $1.8 million in the first, second, and fourth quarters of fiscal 2018, respectively.

•
Closed restaurant lease and other costs associated with closed restaurants of $0.2 million, $4.3 million, $2.8 million, and $0.2 million in the first, second, third, and fourth quarters of fiscal 2018, respectively.

•
Hurricane related costs, net of recoveries of $4.6 million, $0.6 million and $0.2 million, and net recoveries of $0.4 million were recorded in the first, second, third, and fourth quarters of fiscal 2018, respectively.

•	Cyber security incident charges related to professional services of $2.0 million were recorded in the fourth quarter of fiscal 2018.

•	Sale leaseback transaction charges of $2.0 million were recorded in the fourth quarter of fiscal 2018 related to legal, accounting, and other consulting fees.

•	Lease guarantee charges of $1.4 million and $0.5 million were recorded in the second and third quarters of fiscal 2018, respectively.

•	Accelerated depreciation related to long-lived assets to be disposed of $0.5 million was recorded in each quarter of fiscal 2018.

•	Remodel-related costs of $1.4 million were recorded in the fourth quarter of fiscal 2018.

•
Foreign currency transaction losses of $0.9 million and $1.2 million were recorded in the second and fourth quarters of fiscal 2018, respectively, and foreign currency transaction gains of $0.9 million were recorded in the third quarter of fiscal 2018.

•	Gains on the sale of property of $0.3 million were recorded in the second quarter of fiscal 2018.
•
Severance charges of $0.3 million in the fourth quarter of fiscal 2018.